Compensation Options	12 Months Ended
Jan. 31, 2025
Compensation Options

10. Compensation Options

The following table summarizes the continuity of compensation options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding and exercisable, January 31, 2023 and 2022	2,486,803	0.42	1.23 / 2.23
Expired	(471,178)	(0.50)	-

Outstanding and exercisable, January 31, 2024	2,015,625	0.40	0.32
Expired	(2,015,625)	(0.40)	-

Outstanding and exercisable, January 31, 2025	-	-	-